Employee benefit expenses (Details) - Schedule of employee benefit expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of employee benefit expenses [Abstract]
Wages and salaries	€ 10,913	€ 5,164
Employer’s national insurance	2,092	599
Short-term non-monetary benefits	416	69
Defined contribution pension cost	871	215
Share-based payment expenses	3,759	199
Total employee benefit expenses	€ 18,051	€ 6,246